Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
17	Subsequent events
On
January
11,
2017,
the Company closed the
first
of
two
tranches of the non-brokered private placement announced on
December
15,
2016
(the "Financing"). The Company issued
17,309,971
units at a price of
C$0.41
per unit for gross proceeds of
C$7.1
million. On
January
13,
2017,
the Company closed the
second
and final tranche of the Financing. The Company issued a further
1,219,513
units at a price of
C$0.41
per unit, for additional gross proceeds of
C$0.5
million. In total, the Company issued
18,529,484
units for aggregate gross proceeds of
C$7.6
million. Each unit consists of
one
common share of the Company and
one
-half of
one
transferable common share purchase warrant. Each whole warrant will entitle the holder to acquire one
additional common share of the Company at a price of
C$0.65
per share for a period of
5
years.
No
commissions or finders' fees are payable in connection with the Financing. The securities issued in connection with the Financing are subject to a hold period expiring four
months plus
one
day following the date of issuance.

Subsequent to
December
31,
2016,
790,000
stock options with an exercise price of
C$0.21,
790,000
stock options with an exercise price of
C$0.30,
50,000
stock options with an exercise price of
C$0.33,
50,000
stock options with an exercise price of
C$0.42
and
1,005,000
stock options with an exercise price of
C$0.56
were exercised or terminated and transformed into stock appreciation rights (Note
9).
An aggregate
1,228,075
common shares were issued, and the Company received gross proceeds of
C$51,450
from the option exercises.
1,085,000
stock options with an exercise price of
C$1.25
expired.